Other Income/ (Expense), Net	6 Months Ended
Jun. 30, 2019
OTHER INCOME/ (EXPENSE), NET [Abstract]
OTHER INCOME/ (EXPENSE), NET

NOTE 10: OTHER INCOME/ (EXPENSE), NET

During the six month periods ended June 30, 2019 and 2018, taxes other-than income taxes of Navios Logistics amounted to $3,955 and $3,271, respectively, and were included in the consolidated statement of comprehensive (loss)/ income within the caption “Other income/(expense), net”.

During the three month periods ended June 30, 2019 and 2018, taxes other-than income taxes of Navios Logistics amounted to $2,107 and $1,630, respectively, and were included in the consolidated statement of comprehensive (loss)/ income within the caption “Other income/(expense), net”.